Goodwill and Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill by Segment
Below is a summary of the changes in the carrying amount of goodwill by segment for the years ended December 31, 2014 and 2013:

In millions	Pharmacy Services	Retail Pharmacy	Total
Balance, December 31, 2012	$19,646	$6,749	$26,395
Acquisitions	13	160	173
Foreign currency translation adjustments	—	(25)	(25)
Other (1)	(1)	—	(1)
Balance, December 31, 2013	19,658	6,884	26,542
Acquisitions	1,578	38	1,616
Foreign currency translation adjustments	—	(14)	(14)
Other (1)	(2)	—	(2)
Balance, December 31, 2014	$21,234	$6,908	$28,142

(1) “Other” represents immaterial purchase accounting adjustments for acquisitions.

Anticipated Annual Amortization for Intangible Assets	The anticipated annual amortization expense for these intangible assets for the next five years is as follows:

In millions
2015	$486
2016	$456
2017	$433
2018	$415
2019	$383

Summary of the Company's intangible assets
The following table is a summary of the Company’s intangible assets as of December 31:

	2014			2013
In millions	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademark (indefinitely-lived)	$6,398	$—	$6,398	$6,398	$—	$6,398
Customer contracts and relationships and covenants not to compete	6,521	(3,549)	2,972	5,840	(3,083)	2,757
Favorable leases and other	880	(476)	404	800	(426)	374
	$13,799	$(4,025)	$9,774	$13,038	$(3,509)	$9,529